Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Mt. Vernon Street Trust
Entity Central Index Key	0000707823
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Fidelity Series Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Growth Company Fund
Class Name	Fidelity® Series Growth Company Fund
Trading Symbol	FCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Growth Company Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Growth Company Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology. Stock selection in health care also boosted the fund's relative performance. Also helping our relative result was an underweight in real estate, primarily within the equity real estate investment trusts industry.
•The top individual relative contributor was an overweight in Nvidia (+196%). A second notable relative contributor was an underweight in Microsoft (+13%). Nvidia and Microsoft were among our biggest holdings. Another notable relative contributor was an underweight in Merck (+2%).
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result were security selection and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in lululemon athletica (-28%). This period we decreased our position in lululemon athletica. The company was among our biggest holdings this period. A non-benchmark stake in Moderna returned about -44% and was a second notable relative detractor. This period we increased our position in Moderna. Another notable relative detractor was an underweight in Broadcom (+78%). This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Series Growth Company Fund $10,000 $10,894 $11,262 $15,553 $16,635 $20,502 $34,528 $46,065 $32,891 $41,520 $60,264 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Growth Company Fund 45.14% 24.07% 19.68% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,953,449,944
Holdings Count | shares	602
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$17,953,449,944
Number of Holdings	602
Total Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.3 Consumer Discretionary 16.7 Health Care 11.8 Communication Services 11.2 Financials 4.3 Industrials 3.9 Consumer Staples 2.5 Materials 0.6 Energy 0.3 Real Estate 0.1 Utilities 0.0 Common Stocks 97.9 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.3 Netherlands 0.7 Switzerland 0.6 Canada 0.5 India 0.4 China 0.3 Belgium 0.2 Taiwan 0.2 Denmark 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.1 Apple Inc 9.6 Microsoft Corp 7.0 Amazon.com Inc 6.9 Alphabet Inc Class A 3.4 Meta Platforms Inc Class A 3.4 Alphabet Inc Class C 2.2 Eli Lilly & Co 2.2 Salesforce Inc 1.5 Tesla Inc 1.5 53.8
Fidelity Advisor Growth Strategies Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class Z
Trading Symbol	FGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period October 8, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Fidelity Advisor Growth Strategies Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class I
Trading Symbol	FGSJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period October 8, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 12	0.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Fidelity New Millennium Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Millennium Fund®
Class Name	Fidelity® New Millennium Fund®
Trading Symbol	FMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New Millennium Fund® for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Millennium Fund®	$ 92	0.77%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Picks in utilities and communication services, primarily within the media & entertainment industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+352%). This period we decreased our stake in Vistra. The second-largest relative contributor was our non-benchmark stake in Spotify Technology (+158%). We trimmed the position. A non-benchmark stake in Vertiv Holdings gained approximately 187% and notably helped. This period we decreased our stake in Vertiv Holdings.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an underweight in information technology, primarily within the software & services industry. Also hurting our result were overweights in materials and energy. Lastly, the fund's position in cash detracted in a rising market.
•The largest individual relative detractor was untimely positioning in Broadcom (-8%). This was a stake we established this period. A non-benchmark stake in National Resilience returned roughly -54% and was a second notable relative detractor. Another notable relative detractor was our stake in Boeing (-28%). This period we decreased our investment in Boeing.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to consumer staples.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® New Millennium Fund® $10,000 $10,008 $10,866 $13,113 $13,532 $15,267 $15,664 $19,354 $20,990 $24,068 $33,259 S&P 500® Index $10,000 $10,275 $11,103 $13,642 $14,498 $16,834 $19,773 $25,294 $22,964 $26,142 $35,002 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New Millennium Fund® 38.19% 16.85% 12.77% S&P 500® Index 33.89% 15.77% 13.35% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,082,068,074
Holdings Count | shares	155
Advisory Fees Paid, Amount	$ 34,546,621
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$5,082,068,074
Number of Holdings	155
Total Advisory Fee	$34,546,621
Portfolio Turnover	44%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Financials 13.8 Industrials 13.0 Consumer Discretionary 11.3 Health Care 9.6 Communication Services 8.9 Energy 4.0 Real Estate 3.9 Consumer Staples 3.7 Materials 3.3 Utilities 1.3 Common Stocks 98.9 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 94.1 Canada 1.3 United Kingdom 1.2 Italy 0.9 Germany 0.6 Taiwan 0.6 Spain 0.4 China 0.4 Netherlands 0.3 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 6.9 Microsoft Corp 5.9 Apple Inc 5.6 Amazon.com Inc 3.6 Meta Platforms Inc Class A 2.6 Alphabet Inc Class A 2.5 UnitedHealth Group Inc 1.7 Visa Inc Class A 1.7 Eli Lilly & Co 1.5 Space Exploration Technologies Corp 1.4 33.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class C
Trading Symbol	FGSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period October 8, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 28	1.75%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	1.75%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Fidelity Advisor Growth Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class A
Trading Symbol	FGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period October 8, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 16	1.02%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	1.02%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Fidelity Growth Company K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company K6 Fund
Class Name	Fidelity® Growth Company K6 Fund
Trading Symbol	FGKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Company K6 Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company K6 Fund	$ 56	0.45%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology. Stock picking in health care also boosted relative performance. Also bolstering our relative result was an underweight in real estate, primarily within the equity real estate investment trusts industry.
•The top individual relative contributor was an overweight in Nvidia (+196%). Another notable relative contributor was an underweight in Microsoft (+13%). Nvidia and Microsoft were among our biggest holdings. Our stake in Karuna Therapeutics (+66%) also helped. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result were security selection and an underweight in communication services, primarily within the media & entertainment industry.
•The largest individual relative detractor was an overweight in lululemon athletica (-28%). This period we decreased our position in lululemon athletica. The stock was one of the fund's biggest holdings this period. A non-benchmark stake in Moderna returned -45% and was a second notable relative detractor. This period we increased our position in Moderna. An underweight in Broadcom (+78%) also detracted. This period we increased our position in Broadcom.
•Notable changes in positioning include increased exposure to the communication services and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through November 30, 2024. Initial investment of $10,000. Fidelity® Growth Company K6 Fund $10,000 $11,190 $18,681 $24,511 $17,440 $21,935 Russell 3000® Growth Index $10,000 $11,045 $14,992 $19,398 $15,210 $18,946 Russell 3000® Index $10,000 $10,920 $12,997 $16,420 $14,646 $16,493 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Growth Company K6 Fund 46.43% 23.48% 23.77% Russell 3000® Growth Index 38.16% 18.84% 19.23% Russell 3000® Index 34.49% 15.23% 15.67% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,266,586,651
Holdings Count | shares	576
Advisory Fees Paid, Amount	$ 86,739,627
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$21,266,586,651
Number of Holdings	576
Total Advisory Fee	$86,739,627
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.9 Consumer Discretionary 15.6 Communication Services 12.2 Health Care 12.0 Financials 4.5 Industrials 4.1 Consumer Staples 2.6 Materials 0.5 Energy 0.3 Real Estate 0.2 Utilities 0.0 Common Stocks 98.1 Preferred Stocks 1.8 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 96.3 Netherlands 0.6 Switzerland 0.6 Canada 0.5 China 0.4 India 0.3 Taiwan 0.3 Belgium 0.2 Denmark 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.3 Apple Inc 7.2 Amazon.com Inc 5.6 Meta Platforms Inc Class A 5.1 Microsoft Corp 5.1 Alphabet Inc Class A 3.5 Oracle Corp 2.6 Eli Lilly & Co 2.2 Salesforce Inc 1.5 Alphabet Inc Class C 1.4 50.5
Fidelity Advisor Growth Strategies Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity Advisor® Growth Strategies Fund Class M
Trading Symbol	FGSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period October 8, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 20	1.25%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	1.25%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Fidelity Growth Company Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund Class K
Trading Symbol	FGCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 54	0.44%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within information technology. Stock selection in health care also boosted relative performance. Also helping our relative result was an underweight in real estate, primarily within the equity real estate investment trusts industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). Another notable relative contributor was an underweight in Microsoft (+13%). Nvidia and Microsoft were among the fund's biggest holdings. An underweight in Merck (+2%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in lululemon athletica (-28%). This period we decreased our position in lululemon athletica. The stock was among the fund's largest holdings this period. A non-benchmark stake in Moderna returned roughly -45% and was the second-largest relative detractor. This period we increased our position in Moderna. Another notable relative detractor was an underweight in Meta Platforms (+76%). The company was among the fund's biggest holdings.
•Notable changes in positioning include increased exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class K $10,000 $10,901 $11,292 $15,523 $16,498 $20,152 $33,528 $44,214 $31,018 $39,323 $56,766 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 44.36% 23.01% 18.96% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 69,300,943,034
Holdings Count | shares	601
Advisory Fees Paid, Amount	$ 299,460,055
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$69,300,943,034
Number of Holdings	601
Total Advisory Fee	$299,460,055
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.5 Consumer Discretionary 16.9 Health Care 11.7 Communication Services 11.2 Financials 4.3 Industrials 3.8 Consumer Staples 2.5 Materials 0.5 Energy 0.3 Real Estate 0.1 Utilities 0.0 Common Stocks 97.8 Preferred Stocks 2.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Netherlands 0.6 Canada 0.5 Switzerland 0.5 India 0.5 China 0.3 Belgium 0.2 Taiwan 0.2 Denmark 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.2 Apple Inc 9.4 Microsoft Corp 7.0 Amazon.com Inc 7.0 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 3.1 Alphabet Inc Class C 2.2 Eli Lilly & Co 2.2 Salesforce Inc 1.5 Tesla Inc 1.4 53.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Equity Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Growth K6 Fund
Class Name	Fidelity® Equity Growth K6 Fund
Trading Symbol	FEGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Growth K6 Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Growth K6 Fund	$ 54	0.45%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within information technology. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+207%). This period we increased our position in Nvidia. The company was the fund's biggest holding at period end. A second notable relative contributor was an underweight in Apple (+26%). This period we increased our position in Apple. The company was one of our biggest holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+92%). This period we increased our position in Taiwan Semiconductor Manufacturing. The stock was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also detracting from our result were picks in consumer discretionary. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in MongoDB (-23%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was a position we established this period. Another notable relative detractor was our non-benchmark stake in Universal Music (-7%).
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 24, 2023 through November 30, 2024. Initial investment of $10,000. Fidelity® Equity Growth K6 Fund $10,000 $10,640 Russell 3000® Growth Index $10,000 $10,721 Russell 3000® Index $10,000 $10,455 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Equity Growth K6 Fund 39.15% 36.17% Russell 3000® Growth Index 38.16% 36.21% Russell 3000® Index 34.49% 30.74% A From August 24, 2023 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 24, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 154,321,817
Holdings Count | shares	124
Advisory Fees Paid, Amount	$ 331,690
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$154,321,817
Number of Holdings	124
Total Advisory Fee	$331,690
Portfolio Turnover	76%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 39.4 Health Care 16.4 Consumer Discretionary 10.5 Industrials 10.5 Financials 7.9 Communication Services 7.2 Materials 1.6 Consumer Staples 1.6 Energy 1.6 Real Estate 0.7 Common Stocks 97.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) United States 90.3 Taiwan 4.9 China 1.2 Brazil 0.9 Belgium 0.6 Israel 0.5 United Kingdom 0.5 Germany 0.4 Japan 0.3 Others 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 12.9 Apple Inc 10.1 Taiwan Semiconductor Manufacturing Co Ltd ADR 4.9 Microsoft Corp 4.9 Amazon.com Inc 4.9 Alphabet Inc Class A 4.7 Boston Scientific Corp 2.8 Eli Lilly & Co 2.3 Uber Technologies Inc 2.1 Mastercard Inc Class A 1.9 51.5
Fidelity Growth Strategies K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies K6 Fund
Class Name	Fidelity® Growth Strategies K6 Fund
Trading Symbol	FSKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies K6 Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies K6 Fund	$ 55	0.45%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, led by industrials. Stock picks in consumer discretionary also boosted the fund's relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+359%). This period we increased our investment in Vistra, and the stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Axon Enterprise (+109%). This was a position we established this period. The company was one of the fund's largest holdings at period end. An overweight in Emcor (+140%) also contributed. This period we increased our investment in Emcor.
•In contrast, the biggest detractors from performance versus the benchmark were stock selection and an overweight in energy. An underweight in information technology, primarily within the software & services industry, also hampered the fund's result. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was our stake in CrowdStrike Holdings (+1%). The stock was not held at period end. A second notable relative detractor was our stake in Molina Healthcare (-17%), another stock that was not held at period end. Another notable relative detractor this period was avoiding Spotify Technology, a benchmark component that gained about 70%.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through November 30, 2024. Initial investment of $10,000. Fidelity® Growth Strategies K6 Fund $10,000 $10,950 $11,244 $13,849 $17,344 $21,791 $17,505 $18,776 Russell Midcap® Growth Index $10,000 $11,218 $11,814 $14,384 $18,828 $22,165 $17,340 $19,070 Russell 3000® Index $10,000 $11,090 $11,703 $13,516 $16,087 $20,324 $18,129 $20,414 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Growth Strategies K6 Fund 45.82% 14.60% 14.33% Russell Midcap® Growth Index 40.07% 13.18% 13.95% Russell 3000® Index 34.49% 15.23% 14.37% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 553,695,130
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 1,427,171
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$553,695,130
Number of Holdings	126
Total Advisory Fee	$1,427,171
Portfolio Turnover	95%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.1 Information Technology 23.6 Financials 15.2 Consumer Discretionary 10.3 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.4 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 96.7 Brazil 1.2 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.6 AppLovin Corp Class A 3.2 WW Grainger Inc 2.3 Fair Isaac Corp 2.2 Vistra Corp 2.1 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.0
Fidelity Growth Strategies Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund Class K
Trading Symbol	FAGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 84	0.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Class K $10,000 $10,500 $10,521 $12,816 $13,180 $16,203 $20,281 $25,440 $20,381 $21,769 $31,700 Russell Midcap® Growth Index $10,000 $10,182 $10,644 $13,308 $14,016 $17,065 $22,337 $26,296 $20,572 $22,624 $31,688 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 45.62% 14.37% 12.23% Russell Midcap® Growth Index 40.07% 13.18% 12.22% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Strategies Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Strategies Fund
Class Name	Fidelity® Growth Strategies Fund
Trading Symbol	FDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Strategies Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Strategies Fund	$ 94	0.77%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Midcap Growth Index for the fiscal year, especially within industrials. Stock picks in consumer discretionary also boosted relative performance, as did an underweight in health care.
•The top individual relative contributor was an overweight in Vistra (+358%). The company was one of our biggest holdings at period end. The second-largest relative contributor was an overweight in Doximity (+90%). This was a position we established this period. Another notable relative contributor was an overweight in Emcor (+140%).
•In contrast, the biggest detractors from performance versus the benchmark were security selection and a small overweight in energy. Also hurting our result was an underweight in information technology, primarily within the software & services industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor was a stake in CrowdStrike Holdings (-3%). The stock was not held at period end. The second-largest relative detractor was a position in Molina Healthcare (-17%), another stock that was not held at period end. Not owning Spotify Technology, a benchmark component that gained about 70%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Growth Strategies Fund $10,000 $10,486 $10,488 $12,756 $13,105 $16,088 $20,112 $25,202 $20,166 $21,513 $31,304 Russell Midcap® Growth Index $10,000 $10,182 $10,644 $13,308 $14,016 $17,065 $22,337 $26,296 $20,572 $22,624 $31,688 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Strategies Fund 45.51% 14.24% 12.09% Russell Midcap® Growth Index 40.07% 13.18% 12.22% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,773,807,408
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 23,563,900
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,773,807,408
Number of Holdings	126
Total Advisory Fee	$23,563,900
Portfolio Turnover	93%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 29.0 Information Technology 23.8 Financials 15.1 Consumer Discretionary 10.1 Health Care 6.8 Energy 4.1 Communication Services 3.2 Utilities 2.5 Materials 2.1 Consumer Staples 2.0 Real Estate 1.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 96.8 Brazil 1.1 Korea (South) 0.9 Israel 0.9 United Kingdom 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 4.4 Axon Enterprise Inc 3.5 AppLovin Corp Class A 3.3 WW Grainger Inc 2.3 Fair Isaac Corp 2.3 Vistra Corp 2.2 Ameriprise Financial Inc 2.0 Trade Desk Inc (The) Class A 1.9 Coinbase Global Inc Class A 1.7 Datadog Inc Class A 1.6 25.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Company Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Company Fund
Class Name	Fidelity® Growth Company Fund
Trading Symbol	FDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Company Fund for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Company Fund	$ 64	0.52%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within information technology. Stock selection in health care also boosted relative performance. Also helping our relative result was an underweight in real estate, primarily within the equity real estate investment trusts industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). Another notable relative contributor was an underweight in Microsoft (+13%). Nvidia and Microsoft were among the fund's biggest holdings. An underweight in Merck (+2%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. An overweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an overweight in lululemon athletica (-28%). This period we decreased our position in lululemon athletica. The stock was among the fund's largest holdings this period. A non-benchmark stake in Moderna returned roughly -45% and was the second-largest relative detractor. This period we increased our position in Moderna. Another notable relative detractor was an underweight in Meta Platforms (+76%). The company was among the fund's biggest holdings.
•Notable changes in positioning include increased exposure to financials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE November 30, 2014 through November 30, 2024. Initial investment of $10,000. Fidelity® Growth Company Fund $10,000 $10,890 $11,268 $15,476 $16,434 $20,058 $33,343 $43,934 $30,797 $39,032 $56,297 Russell 3000® Growth Index $10,000 $10,614 $11,064 $14,412 $15,585 $18,746 $25,444 $32,923 $25,814 $32,155 $44,425 Russell 3000® Index $10,000 $10,258 $11,111 $13,585 $14,336 $16,557 $19,706 $24,897 $22,207 $25,007 $33,631 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Company Fund 44.23% 22.92% 18.86% Russell 3000® Growth Index 38.16% 18.84% 16.08% Russell 3000® Index 34.49% 15.23% 12.89% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 69,300,943,034
Holdings Count | shares	601
Advisory Fees Paid, Amount	$ 299,460,055
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$69,300,943,034
Number of Holdings	601
Total Advisory Fee	$299,460,055
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.5 Consumer Discretionary 16.9 Health Care 11.7 Communication Services 11.2 Financials 4.3 Industrials 3.8 Consumer Staples 2.5 Materials 0.5 Energy 0.3 Real Estate 0.1 Utilities 0.0 Common Stocks 97.8 Preferred Stocks 2.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 96.4 Netherlands 0.6 Canada 0.5 Switzerland 0.5 India 0.5 China 0.3 Belgium 0.2 Taiwan 0.2 Denmark 0.2 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 16.2 Apple Inc 9.4 Microsoft Corp 7.0 Amazon.com Inc 7.0 Alphabet Inc Class A 3.6 Meta Platforms Inc Class A 3.1 Alphabet Inc Class C 2.2 Eli Lilly & Co 2.2 Salesforce Inc 1.5 Tesla Inc 1.4 53.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec